CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 43,629	$ (20,745)	$ (76,437)
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	18,629	(18,774)	0
Other comprehensive income (loss)	18,629	(18,774)	0
Total comprehensive income (loss)	62,258	(39,519)	(76,437)
Comprehensive (income) loss attributable to participation interest	(14,362)	3,370	0
Comprehensive income (loss) attributable to Studio City International Holdings Limited	$ 47,896	$ (36,149)	$ (76,437)